FINANCIAL INSTRUMENTS - Hedging Accounting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	[1]
Disclosure of detailed information about hedging instruments [line items]
Net (loss) gain on reclassification adjustments on cash flow hedges, net of tax	$ 877	$ 54
Gains (losses) on cash flow hedges	281	352	[1]	$ 0
Loss on hedge ineffectiveness recognised in other comprehensive income	132
Loss on hedge ineffectiveness recognised in profit or loss	$ 127
Interest rate SWAP | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Number of interest rate swap transactions | derivative	4
Number of interest rate swap transactions discontinued | derivative	3
Loss on hedge ineffectiveness recognised in other comprehensive income	$ 127
Loss on hedge ineffectiveness recognised in profit or loss	605
Reserve of cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net (loss) gain on reclassification adjustments on cash flow hedges, net of tax	(272)	54
Gains (losses) on cash flow hedges	$ 165	$ 352

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).